Dividends	6 Months Ended
Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Dividends	9. DIVIDENDS No dividend was declared or paid by the Group during the six months ended June 30, 2024 and 2025, nor has any dividend been proposed since the period ended June 30, 2025.